Factor Financing (Details) - USD ($)		1 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Feb. 11, 2020	Jun. 15, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Factor Financing (Details) [Line Items]
Outstanding amount		$ 1,968,816
Amount from bay view funding	$ 3,024,532
Factoring fees			$ 143,082
Debt received			5,391,582	$ 5,391,582
Proceeds from factoring financing			4,234,203
Company owed amount			3,126,195	3,126,195
Spectrum Global Solutions, Inc. [Member]
Factor Financing (Details) [Line Items]
Amount from bay view funding	$ 3,024,532
Factory fees					$ 323,919
Finance charges					123,606
Paid in cash					83,606
Accounts payable and accrued liabilities					40,000
Repayment of factor financing					1,360,836	$ 366,321
Factor financing owned			$ 93,862	$ 93,862
Spectrum Global Solutions, Inc. [Member] | Factoring Agreement [Member]
Factor Financing (Details) [Line Items]
Proceeds from factoring financing					16,563,092
Repayment of factor financing					3,024,532
Repaid cost					14,648,481
Factor financing owned					$ 1,914,611
ADEX [Member]
Factor Financing (Details) [Line Items]
Factor agreement, description				the factoring agreement, Spectrum’s ADEX subsidiary may borrow up to the lesser of $5,000,000 or an amount equal to the sum of all undisputed purchased receivables multiplied by the advance percentage, less any funds in reserve. ADEX will pay to Bay View Funding a factoring fee upon purchase of receivables by Bay View Funding equal to 0.75% of the gross face value of the purchased receivable for the first 30 day period from the date said purchased receivable is first purchased by Bay View Funding, and a factoring fee of 0.35% per 15 days thereafter until the date said purchased receivable is paid in full or otherwise repurchased by ADEX or otherwise written off by Bay View Funding within the write off period. ADEX will also pay a finance fee to Bay View Funding on the outstanding advances under the agreement at a floating rate per annum equal to the Prime Rate plus 3%. The finance rate will increase or decrease monthly, on the first day of each month, by the amount of any increase or decrease in the Prime Rate, but at no time will the finance fee be less than 7.75%.
ADEX [Member] | Spectrum Global Solutions, Inc. [Member]
Factor Financing (Details) [Line Items]
Factor agreement, description					the Company’s ADEX subsidiary may borrow up to the lesser of $5,000,000 or an amount equal to the sum of all undisputed purchased receivables multiplied by the advance percentage, less any funds in reserve. ADEX will pay to Bay View Funding a factoring fee upon purchase of receivables by Bay View Funding equal to 0.75% of the gross face value of the purchased receivable for the first 30 day period from the date said purchased receivable is first purchased by Bay View Funding, and a factoring fee of 0.35% per 15 days thereafter until the date said purchased receivable is paid in full or otherwise repurchased by ADEX or otherwise written off by Bay View Funding within the write off period. ADEX will also pay a finance fee to Bay View Funding on the outstanding advances under the agreement at a floating rate per annum equal to the Prime Rate plus 3%. The finance rate will increase or decrease monthly, on the first day of each month, by the amount of any increase or decrease in the Prime Rate, but at no time will the finance fee be less than 7.75%.
Repayment of factor financing						$ 57,600